Financial Instruments - Narrative (Details)		12 Months Ended
	May 09, 2019	Dec. 31, 2025	Dec. 31, 2024
US$500 million 10-year notes issue
Disclosure of detailed information about financial instruments [line items]
Borrowings maturity, term (in years)		10 years	10 years
US$500 million 7-year notes issue
Disclosure of detailed information about financial instruments [line items]
Borrowings maturity, term (in years)		7 years
US$500 million 5-year notes issue
Disclosure of detailed information about financial instruments [line items]
Borrowings maturity, term (in years)	5 years	5 years	5 years